Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

	December 31, 2021	December 31, 2020
	(in thousands)
General trade and overhead liabilities*	$459,814	$188,638
Personnel related liabilities	413,185	161,363
Operating lease liabilities (note 23)	49,949	24,334
Facility related liabilities	12,055	9,441
Other liabilities	7,204	8,726
Restructuring liabilities (note 15)	7,377	7,219
Short term government grants	45	48
	$949,629	$399,769
*includes amounts due to third parties in respect of accrued reimbursable investigator expenses of $323.6 million at December 31, 2021 and $138.2 million at December 31, 2020.